Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2024 and September 30, 2024, the amounts due are as follows:

	Millions of yen
	March 31, 2024	September 30, 2024
Within one year	¥6,218	¥4,762
More than one year	7,954	6,511

Total	¥14,172	¥11,273

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2024 and September 30, 2024:

	March 31, 2024			September 30, 2024
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥608,543	¥4,839	2048	¥594,881	¥5,046	2048
Transferred loans	519,665	3,405	2062	503,193	4,182	2062
Real estate loans	9,856	180	2048	7,381	156	2048
Other	13,350	0	2044	13,175	0	2044

Total	¥1,151,414	¥8,424	—	¥1,118,630	¥9,384	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2024 and September 30, 2024:

	Millions of yen
	March 31, 2024	September 30, 2024
Lease payments, loans and investment in operating leases	¥310,217	¥291,750
Investment in securities	324,760	333,067
Property under facility operations	231,425	246,094
Other assets and other	69,740	99,485

Total	¥936,142	¥970,396